ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Statements of Operations) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 1,608,246,889	9,978,528,648	7,078,838,515	4,794,768,449
Cost of revenues	(1,247,217,945)	(7,738,488,461)	(5,641,487,108)	(4,562,531,334)
Gross profit	361,028,944	2,240,040,187	1,437,351,407	232,237,115
Total operating expenses	(210,880,339)	(1,308,428,152)	(791,806,015)	(1,465,724,319)	(2,002,187)	(12,422,770)	(4,286,844)	(8,459,461)
Income/(Loss) from operations	150,148,605	931,612,035	645,545,392	(1,233,487,204)	(2,002,187)	(12,422,770)	(4,286,844)	(8,459,461)
Convertible senior notes issuance costs	(4,198,962)	(26,052,881)			(4,198,962)	(26,052,881)
Equity in (loss)/ income of affiliated companies	1,539,066	9,549,289	(25,614,963)	(16,291)	98,328,916	610,091,593	437,886,531	(1,405,807,872)
Interest (income)/expense, net	(46,363,610)	(287,667,652)	(223,376,902)	(221,719,806)	4,393,728	27,261,325	(30,526,093)	(31,043,624)
Exchange gain/(loss)	(23,701,434)	(147,057,916)	(38,468,031)	(36,472,691)	1,619,144	10,046,144	(2,155,196)	49,615
Change in fair value of convertible senior notes and capped call option					10,331,310	64,101,644	(212,906,573)	(97,160,726)
Income/(Loss) before income taxes	93,851,918	582,313,610	233,639,303	(1,552,717,375)	108,471,949	673,025,055	188,011,825	(1,542,422,068)
Income tax benefit/(expenses)	21,650,714	134,334,023	(18,532,376)	8,917,648
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ 108,471,949	673,025,055	188,011,825	(1,542,422,068)	$ 108,471,949	673,025,055	188,011,825	(1,542,422,068)